Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 171.2	€ 136.5	€ 36.4
Weighted average number of ordinary shares (in shares)	174,122,538	174,580,272	182,018,743
Weighted average number of founder preferred shares (in shares)	1,500,000	1,500,000	1,500,000
Adjusted shares for dilutive impact of 2018 non-executive restricted stock awards (in shares)	171,092